INCOME TAXES (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended				36 Months Ended
	Jan. 01, 2008	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 11, 2020
IncomeTaxDisclosureLineItems [Line Items]
Statutory income tax						21.00%	35.00%
Income tax rate				14.80%	16.60%	21.00%
Statutory income tax				25.00%	25.00%
Deferred tax assets				$ 0	$ 0
Sichuan Wetouch Technology Co. Ltd. [Member]
IncomeTaxDisclosureLineItems [Line Items]
Income tax description		On October 21, 2020, Sichuan Wetouch was granted on a case-by-case basis by Sichuan Provincial government as preferential tax treatment High and New Technology Enterprises (“HNTEs”), entitled to a reduced income tax rate of 15% beginning October 21, 2020 until October 20, 2023.		On October 21, 2020, Sichuan Wetouch was granted on a case-by-case basis by Sichuan Provincial government as preferential tax treatment High and New Technology Enterprises (“HNTEs”), entitled to a reduced income tax rate of 15% beginning October 21, 2020 till October 20, 2023.
Sichuan Vtouch [Member]
IncomeTaxDisclosureLineItems [Line Items]
Statutory income tax		25.00%
HONG KONG
IncomeTaxDisclosureLineItems [Line Items]
Income tax rate		16.50%		16.50%
PRC [Member]
IncomeTaxDisclosureLineItems [Line Items]
Statutory income tax	25.00%	20.60%	12.20%
Income tax rate								15.00%
PRC [Member] | Sichuan Vtouch [Member]
IncomeTaxDisclosureLineItems [Line Items]
Statutory income tax		25.00%